Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on
Fiscal Year	SCT Total PEO #1(1)	CAP PEO #1(1)	SCT Total PEO #2(1)	CAP PEO #2(1)	Average SCT Non-PEO NEOs(2)	CAP Non-PEO NEOs(2)	Company TSR(3)	Peer Group TSR(3)	Net Income	Company Selected Measure (EPS Non-GAAP)(4)
a	b	c	d	e	f	g	h	i	j	k
1 (2023)	18,885,577	7,429,247			2,936,041	1,135,182	82	107	-442.2	4.34
2 (2022)	12,959,134	10,858,066			3,410,910	2,951,647	107	117	1,404.9	4.09
3 (2021)	6,467,078	5,120,192	10,220,941	10,910,465	4,157,260	3,471,045	113	116	1,220.5	3.86
4 (2020)			14,575,276	14,062,876	5,002,344	3,960,432	105	99	1,205.2	3.64

(1)
The PEOs for each year are as follows:

a.
2023, 2022 and 2021 — Joseph R. Nolan, Jr.

b.
2020 and 2021 — James J. Judge. Mr. Nolan became the Company’s Chief Executive Officer on May 5, 2021

(2)
The Non-PEO NEOs for each year are as follows:

a.
2023 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, James W. Hunt, III and Werner J. Schweiger

b.
2022 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, Werner J. Schweiger, James J. Judge and Philip J. Lembo

c.
2021 — Philip J. Lembo, Werner J. Schweiger, Gregory B. Butler and Christine M. Carmody

d.
2020 — Philip J. Lembo, Werner J. Schweiger, Gregory B. Butler and Joseph R. Nolan, Jr.

(3)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022 and December 31, 2023 as compared to the EEI Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2023 pursuant to Item 201(e) of Regulation S-K

(4)
Set forth in Footnote 1 on page 33 and Exhibit A to the CD&A is a full description of how non-GAAP EPS was determined. The Company believes non-GAAP EPS is a very important measure to investors and which is indicative of Company performance; accordingly, it represents a significant factor in determining both annual and long term executive compensation, though as noted the Compensation Committee determined that due to the disappointing performance in our 2023 stock price, the Committee scored the EPS goal at zero out of 200 within the EPS based portion of the 2023 annual incentive program

To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
1 (2023)	18,885,577	-7,832,472	689,828	-8,018,396	6,023,948	-182,331	-2,136,906	7,429,247
2 (2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
3 (2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
(2020)	14,575,276	-3,742,215	111,326	-6,682,612	6,707,152	2,047,648	1,046,301	14,062,876
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
1 (2023)	2,936,041	-478,864	84,416	-1,451,776	827,273	-102,269	-679,639	1,135,182
2 (2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
3 (2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045
4 (2020)	5,002,344	-1,929,875	257,161	-1,494,123	1,499,609	422,302	203,013	3,960,432

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2023)	689,828	0	689,828
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
PEO#2 (2020)	111,326	0	111,326
Average Non-PEO NEO (2023)	84,416	0	84,416
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849
Average Non-PEO NEO (2020)	257,161	0	257,161

(b)
For the periods covered, no individual equity awards were granted and vested in the same year, except as it relates to the 2023 awards to Mr. Schweiger, who retired on July 1, 2023, respectively, and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units are reflected in the values set forth above.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)
The PEOs for each year are as follows:

a.
2023, 2022 and 2021 — Joseph R. Nolan, Jr.

b.
2020 and 2021 — James J. Judge. Mr. Nolan became the Company’s Chief Executive Officer on May 5, 2021

(2)
The Non-PEO NEOs for each year are as follows:

a.
2023 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, James W. Hunt, III and Werner J. Schweiger

b.
2022 — John M. Moreira, Gregory B. Butler, Christine M. Carmody, Werner J. Schweiger, James J. Judge and Philip J. Lembo

c.
2021 — Philip J. Lembo, Werner J. Schweiger, Gregory B. Butler and Christine M. Carmody

d.
	2020 — Philip J. Lembo, Werner J. Schweiger, Gregory B. Butler and Joseph R. Nolan
Peer Group Issuers, Footnote
(3)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in our units as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022 and December 31, 2023 as compared to the EEI Index, as disclosed in our Annual Report on Form 10-K for fiscal year ended 2023 pursuant to Item 201(e) of Regulation S-K

Adjustment To PEO Compensation, Footnote
To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	SCT Total PEO #1	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #1
a	b	c	d	e	f	g	h	i
1 (2023)	18,885,577	-7,832,472	689,828	-8,018,396	6,023,948	-182,331	-2,136,906	7,429,247
2 (2022)	12,959,134	-2,143,443	429,463	-6,825,923	6,749,195	-235,802	-74,557	10,858,066
3 (2021)	6,467,078	-1,705,782	336,850	-1,441,650	1,546,319	-201,335	118,712	5,120,192
Fiscal Year	SCT Total PEO #2	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	CAP PEO #2
a	b	c	d	e	f	g	h	i
(2021)	10,220,941	0	845,242	-6,786,337	7,279,051	-1,266,246	617,814	10,910,465
(2020)	14,575,276	-3,742,215	111,326	-6,682,612	6,707,152	2,047,648	1,046,301	14,062,876
(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2023)	689,828	0	689,828
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
PEO#2 (2020)	111,326	0	111,326
Average Non-PEO NEO (2023)	84,416	0	84,416
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849
Average Non-PEO NEO (2020)	257,161	0	257,161

(b)
For the periods covered, no individual equity awards were granted and vested in the same year, except as it relates to the 2023 awards to Mr. Schweiger, who retired on July 1, 2023, respectively, and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units are reflected in the values set forth above.

Non-PEO NEO Average Total Compensation Amount	$ 2,936,041	$ 3,410,910	$ 4,157,260	$ 5,002,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,135,182	2,951,647	3,471,045	3,960,432
Adjustment to Non-PEO NEO Compensation Footnote
To calculate CAP for our PEOs and Non-PEO NEOs in the table above, the following amounts were deducted and added to the values as reported in the SCT:
Fiscal Year	Average SCT Non-PEO NEOs	Pension Deducted from SCT	Pension Service Value Added to SCT	Stock Awards Deducted from SCT	Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End	Change in Fair Value of Unvested Equity Awards that Vested During the Year	Change in Fair Value of Unvested Equity Grants	Average CAP Non-PEO NEOs
a	b	c	d	e	f	g	h	i
1 (2023)	2,936,041	-478,864	84,416	-1,451,776	827,273	-102,269	-679,639	1,135,182
2 (2022)	3,410,910	-69,941	162,780	-2,054,232	2,031,140	-419,104	-109,907	2,951,647
3 (2021)	4,157,260	-1,205,814	530,849	-1,408,117	1,510,350	-238,540	125,057	3,471,045
4 (2020)	5,002,344	-1,929,875	257,161	-1,494,123	1,499,609	422,302	203,013	3,960,432

(a)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the PEO and non-PEO NEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP

Fiscal Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
a	b	c	d
PEO#1 (2023)	689,828	0	689,828
PEO#1 (2022)	429,463	0	429,463
PEO#1 (2021)	336,850	0	336,850
PEO#2 (2021)	845,242	0	845,242
PEO#2 (2020)	111,326	0	111,326
Average Non-PEO NEO (2023)	84,416	0	84,416
Average Non-PEO NEO (2022)	162,780	0	162,780
Average Non-PEO NEO (2021)	530,849	0	530,849
Average Non-PEO NEO (2020)	257,161	0	257,161

(b)
For the periods covered, no individual equity awards were granted and vested in the same year, except as it relates to the 2023 awards to Mr. Schweiger, who retired on July 1, 2023, respectively, and no dividends or other earnings were paid on outstanding and unvested awards. The valuation assumptions used to calculate the fair values of performance shares reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the Compensation Committee as of the applicable vesting date). Outstanding RSUs accrue dividend equivalent units in the form of additional common shares that are not distributed unless and until the underlying award vests and becomes payable. The value of dividend equivalent units are reflected in the values set forth above.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. TSR

As presented in graph below, the Company delivered positive TSR for the first three years of the four-year period, leading the EEI Index for 2020 but behind for the 2021 – 2023 periods. TSR is half of the measurement used for the Performance Share payout of our Long-Term Incentive Program. Four-year average EPS Growth is cross-referenced with the actual four-year TSR percentile to determine the actual performance share payout as a percentage of target. Based on 2023 performance, CAP for both the PEO and the Non-PEO NEO’s (average) dropped due to both the below target payout of the annual incentive plan and lower stock prices after grant.

Compensation Actually Paid vs. Net Income
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. Net Income
While the Company does not use net income as a performance measure in its overall executive compensation program and therefore would not necessarily expect a meaningful relationship to exist between the measures, the graph below does illustrate that with a reduction in net income in 2023, CAP similarly dropped for the NEO and Non-PEO NEOs in 2023.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs.
Non-GAAP EPS

The graph below illustrates the trend in CAP over the four years to our non-GAAP EPS. This illustrates that over the four-year period, non-GAAP EPS consistently increased, however, compensation fluctuated due to the impact of the below target payout of our annual incentive plan in 2023 and the lower stock prices throughout 2023.

Total Shareholder Return Vs Peer Group
Relationship Between CAP for the PEOs and Non-PEO NEOs (Average) vs. TSR

As presented in graph below, the Company delivered positive TSR for the first three years of the four-year period, leading the EEI Index for 2020 but behind for the 2021 – 2023 periods. TSR is half of the measurement used for the Performance Share payout of our Long-Term Incentive Program. Four-year average EPS Growth is cross-referenced with the actual four-year TSR percentile to determine the actual performance share payout as a percentage of target. Based on 2023 performance, CAP for both the PEO and the Non-PEO NEO’s (average) dropped due to both the below target payout of the annual incentive plan and lower stock prices after grant.

Tabular List, Table
Most Important Performance Measures
Earnings Per Share
Dividend Growth
Total Shareholder Return
Reliability
Restoration
Strategic Growth Initiatives

Total Shareholder Return Amount	$ 82	107	113	105
Peer Group Total Shareholder Return Amount	107	117	116	99
Net Income (Loss)	$ (442.2)	$ 1,404.9	$ 1,220.5	$ 1,205.2
Company Selected Measure Amount	4.34	4.09	3.86	3.64
PEO Name	Joseph R. Nolan, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Non-GAAP Measure Description
(4)
Set forth in Footnote 1 on page 33 and Exhibit A to the CD&A is a full description of how non-GAAP EPS was determined. The Company believes non-GAAP EPS is a very important measure to investors and which is indicative of Company performance; accordingly, it represents a significant factor in determining both annual and long term executive compensation, though as noted the Compensation Committee determined that due to the disappointing performance in our 2023 stock price, the Committee scored the EPS goal at zero out of 200 within the EPS based portion of the 2023 annual incentive program

Measure:: 2
Pay vs Performance Disclosure
Name	Dividend Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Reliability
Measure:: 5
Pay vs Performance Disclosure
Name	Restoration
Measure:: 6
Pay vs Performance Disclosure
Name	Strategic Growth Initiatives
Joseph Nolan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,885,577	$ 12,959,134	$ 6,467,078
PEO Actually Paid Compensation Amount	7,429,247	10,858,066	5,120,192
Joseph Nolan [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,832,472)	(2,143,443)	(1,705,782)
Joseph Nolan [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,828	429,463	336,850
Joseph Nolan [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,018,396)	(6,825,923)	(1,441,650)
Joseph Nolan [Member] | Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,023,948	6,749,195	1,546,319
Joseph Nolan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,331)	(235,802)	(201,335)
Joseph Nolan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,136,906)	(74,557)	118,712
Joseph Nolan [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,828	429,463	336,850
Joseph Nolan [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
James Judge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,220,941	$ 14,575,276
PEO Actually Paid Compensation Amount			10,910,465	14,062,876
James Judge [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(3,742,215)
James Judge [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			845,242	111,326
James Judge [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,786,337)	(6,682,612)
James Judge [Member] | Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,279,051	6,707,152
James Judge [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,266,246)	2,047,648
James Judge [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			617,814	1,046,301
James Judge [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			845,242	111,326
James Judge [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,864)	(69,941)	(1,205,814)	(1,929,875)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,416	162,780	530,849	257,161
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,451,776)	(2,054,232)	(1,408,117)	(1,494,123)
Non-PEO NEO | Fair Value of Equity Awards Granted during the Year and Remained Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,273	2,031,140	1,510,350	1,499,609
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,269)	(419,104)	(238,540)	422,302
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(679,639)	(109,907)	125,057	203,013
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,416	162,780	530,849	257,161
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0